UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

2

SEMI-ANNUAL REPORT

AllianceBernstein

Corporate Income Shares

October 31, 2007

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

December 19, 2007

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Corporate Income Shares (the “Portfolio”) for the semi-annual reporting period ended October 31, 2007. Please note, shares of this Portfolio are offered exclusively through registered investment advisers approved by the Adviser.

Investment Objective and Policies

The Portfolio’s investment objective is high current income. The Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. corporate bonds. The Portfolio may also invest in U.S. government securities (other than U.S. government securities that are mortgage-backed or asset-backed securities), repurchase agreements and forward contracts relating to U.S. government securities. The Portfolio normally invests all of its assets in securities that are rated, at the time of purchase, at least BBB- or the equivalent. The Portfolio will not invest in unrated corporate debt securities. The Portfolio has the flexibility to invest in long- and short-term fixed-income securities. In making decisions about whether to buy or sell securities, the Portfolio will consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions and the credit quality of individual issuers. The Portfolio also may invest in convertible debt securities; invest up to 10% of its assets in inflation-protected securities; invest up to 5% of its net assets in preferred stock; purchase and sell interest rate futures contracts and options; enter into swap transactions; invest in zero coupon securities and payment-in-kind debentures; and make secured loans of portfolio securities.

Investment Results

The table on page 4 shows the Portfolio’s performance compared to its benchmark, the Lehman Brothers (LB) U.S. Credit Index, for the six-month period ended October 31, 2007, and for the period from the Portfolio’s commencement of operations date of December 11, 2006, through October 31, 2007.

The Portfolio underperformed the benchmark for both the six-month reporting period and since the Portfolio’s commencement of operations. The Portfolio’s shorter-than-benchmark duration and corporate security selection were the primary detractors from relative performance. The Portfolio’s underweight in long maturity corporates, which underperformed, contributed positively to the Portfolio’s performance.

Market Review and Investment Strategy

The past several months have seen the return of volatility to the capital markets, as the credit crisis in the U.S. subprime market spilled over—in the form of a liquidity crunch—into other sectors and asset classes and even the overnight funding market. As investors flocked to the safety of the highest-quality securities, government bond yields fell worldwide and yield spreads widened across fixed-income markets.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	1

Serious delinquencies on U.S. subprime mortgage loans began to climb early this year, with the most recent loans—those that originated in 2006 and 2007—experiencing delinquencies at an unprecedented rate. In turn, cumulative loan losses began to rise as well. Many subprime lenders went bankrupt or otherwise closed their doors, making refinancing impossible for many subprime homeowners and all but ensuring losses. Securitizations of subprime debt—whether in the form of asset-backed securities (ABS) or collateralized debt obligations (CDO)—also dried up with vanished investor demand, draining liquidity out of these markets. Concern next mounted for the asset-backed commercial paper (ABCP) market.

Central banks—including the European Central Bank, the U.S. Federal Reserve (the “Fed”), the Bank of Japan, the Bank of Canada and the Reserve Bank of Australia—responded by injecting liquidity into the markets via cheap loans to banks; the Fed also cut its discount rate. These measures culminated in the Fed’s dramatic 50-basis-point ease in September 2007 and an additional cut of 25 basis points in October 2007, which aimed to restore confidence in the financial markets and put the economy on firmer footing.

Despite several months of negative returns in the last half of the reporting period, the credit bond market posted a positive absolute return of 1.78% for the semi-annual reporting period. Credit markets, however, underperformed duration-

neutral Treasuries by 1.99%. Most industries posted positive returns with automotive at 4.32%, supermarkets at 4.29% and tobacco at 4.04% all outperforming. Underperformers included home construction which returned -3.80%, and textile which returned -1.95%. Intermediate credit, which returned 2.03%, outperformed long credit at 1.00%, as longer maturity securities were negatively impacted by rising long-term rates.

During the reporting period, the Portfolio’s Corporate Income Shares Investment Team (the “Team”) underweighted the Portfolio’s credit allocation and overweighted intermediate-duration credits relative to long-duration credits. The average portfolio interest-rate duration was close to neutral; however, the Portfolio’s spread duration was lower than the benchmark’s due to its underweight in long-term credits. The Portfolio also remained overweight in BBB-rated credits on a selective basis.

With the recent repricing of the corporate market, the Team sought opportunities to add value through security selection. The Team’s quantitative model identified an increased number of attractive credits among A-rated and AA-rated banks and brokers, whose spreads widened sharply due to the industry’s association with the subprime crisis. The Portfolio’s overall risk positioning remained modest, and its credit exposure was highly diversified.

2	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance on the following pages represents past performance and does not guarantee future results. The Portfolio is relatively new and has been in existence for less than two years. The returns reflected may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Portfolio have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) U.S. Credit Index does not reflect fees and expenses associated with the active management of a fund portfolio. The Index comprises the LB U.S. Corporate Index and the LB U.S. Non-Corporate Credit Index (the non-native currency subcomponent of the LB U.S. Government-Related Index). An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolio.

A Word About Risk

Price fluctuation in the Portfolio’s securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than those with shorter maturities. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. This Portfolio can utilize leverage as an investment strategy. When a fund borrows money or otherwise leverages its portfolio, it may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s investments. The Portfolio may create leverage through the use of derivatives. High yield bonds, otherwise known as “junk bonds,” involve a greater risk of default and price volatility than other bonds. Investing in below-investment grade securities presents special risks, including credit risk. Investments in the Portfolio are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. The Portfolio is subject to liquidity risk because derivatives and securities involving substantial interest rate and credit risk tend to involve greater liquidity risk. While the Portfolio invests principally in bonds and other fixed-income securities, in order to achieve its investment objective, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio’s prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	3

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIOD ENDED OCTOBER 31, 2007	Returns
	6 Months	Since Commencement of Operations*
AllianceBernstein Corporate Income Shares	1.38%	2.42%

Lehman Brothers U.S. Credit Index	1.78%	3.27%

* Commencement of Operations Date: 12/11/06

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

CUMULATIVE RETURN AS OF OCTOBER 31, 2007
Return

Since Commencement of Operations*	2.42%

CUMULATIVE RETURN AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2007)
Return

Since Commencement of Operations*	1.62%

The Portfolio’s current prospectus fee table shows the Portfolio’s total operating expense ratio as 0.35% and the Portfolio’s net expense ratio as 0.00%, reflecting the fact that the Adviser is absorbing all expenses of operating the Portfolio, except extraordinary expenses, and is waiving any fees from the Portfolio. The Portfolio is an integral part of “wrap fee” programs sponsored by investment advisers unaffiliated with the Portfolio or the Adviser. Typically, participants in these programs pay a “wrap” fee to their investment adviser for all costs and expenses of the wrap-fee program, including investment advice and portfolio execution. The Portfolio’s total operating expense ratio reflects the estimated portion of the wrap fee attributable to the management of the Portfolio. Absent reimbursements or waivers, performance would have been lower.

*	Commencement of Operations Date: 12/11/06.

See Historical Performance disclosures on page 3.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	5

Historical Performance

FUND EXPENSES

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007		Ending Account Value October 31, 2007		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,013.81	$1,025.14	$0.00	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.00%. The Fund’s expenses are borne by the Adviser or its affiliates.

**	Assumes 5% return before expenses.

6	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2007 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $89.1

*	All data are as of October 31, 2007. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the fund’s prospectus.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	7

Portfolio Summary

PORTFOLIO OF INVESTMENTS

October 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 93.2%
Industrial – 51.4%
Basic – 3.4%
Alcoa, Inc. 5.55%, 2/01/17	$555	$538,572

6.50%, 6/01/11	155	160,989
The Dow Chemical Co. 7.375%, 11/01/29	465	510,519
Eastman Chemical Co. 7.25%, 1/15/24	305	327,025
Lubrizol Corp. 5.50%, 10/01/14	350	343,259
United States Steel Corp. 6.05%, 6/01/17	550	527,994
Weyerhaeuser Co. 7.375%, 3/15/32	205	206,392
8.50%, 1/15/25	360	399,604

		3,014,354

Capital Goods – 7.1%
Caterpillar, Inc. 7.375%, 3/01/97	445	500,052
CRH America, Inc. 5.30%, 10/15/13	695	668,641
6.95%, 3/15/12	375	391,518
John Deere Capital Corp. 3.90%, 1/15/08	385	384,021
Series MTND 4.375%, 3/14/08	630	628,253
Masco Corp. 4.80%, 6/15/15	680	626,101
5.875%, 7/15/12	460	460,397
McDonnell Douglas Corp. 9.75%, 4/01/12	520	612,719
Mohawk Industries, Inc. 6.125%, 1/15/16	525	525,110
Series D 7.20%, 4/15/12	445	473,371
Raytheon Co. 5.375%, 4/01/13	465	465,891
Textron Financial Corp. 4.125%, 3/03/08	590	588,514

		6,324,588

Communications - Media – 5.4%
Comcast Cable Communications Holdings, Inc. 8.875%, 5/01/17	175	210,028
9.455%, 11/15/22	455	587,484
Comcast Cable Communications, Inc. 6.20%, 11/15/08	125	126,152

8	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Gannett Co., Inc. 5.75%, 6/01/11	$175	$175,848
6.375%, 4/01/12	660	675,037
IAC/InterActive Corp 7.00%, 1/15/13	600	619,723
News America Holdings, Inc. 8.875%, 4/26/23	415	505,410
RR Donnelley & Sons Co. 4.95%, 4/01/14	675	640,070
5.50%, 5/15/15	210	205,114
TCI Communications, Inc. 7.875%, 2/15/26	150	170,804
Time Warner Cos, Inc. 7.57%, 2/01/24	120	131,499
Time Warner Entertainment Co. LP 8.875%, 10/01/12	350	398,354
Turner Broadcasting System, Inc. 8.375%, 7/01/13	350	393,442

		4,838,965

Communications - Telecommunications – 6.7%
Ameritech Capital Funding Corp. 6.45%, 1/15/18	605	634,439
6.55%, 1/15/28	760	749,036
Bellsouth Capital Funding Corp. 7.12%, 7/15/97	565	578,044
CenturyTel, Inc. Series L 7.875%, 8/15/12	485	530,379
Embarq Corp. 6.738%, 6/01/13	660	686,284
Nextel Communications, Inc. Series D 7.375%, 8/01/15	670	676,700
Qwest Corp. 5.625%, 11/15/08	545	542,275
Sprint Capital Corp. 6.875%, 11/15/28	235	225,117
Sprint Nextel Corp. 6.00%, 12/01/16	155	149,034
US Cellular Corp. 6.70%, 12/15/33	135	126,969
Verizon New York, Inc. Series B 7.375%, 4/01/32	595	638,539
Verizon Virginia, Inc. Series A 4.625%, 3/15/13	460	441,728

		5,978,544

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	9

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 1.4%
DaimlerChrysler NA Holding Corp. 4.75%, 1/15/08	$580	$579,182
Johnson Controls, Inc. 5.50%, 1/15/16	635	629,993

		1,209,175

Consumer Cyclical - Other – 1.3%
Starwood Hotels & Resorts Worldwide, Inc. 7.375%, 11/15/15	560	582,492
Toll Brothers Finance Corp. 5.15%, 5/15/15	620	555,532

		1,138,024

Consumer Cyclical - Retailers – 1.6%
Home Depot, Inc. 5.40%, 3/01/16	645	616,219
JC Penney Corp. Inc. 7.95%, 4/01/17	225	251,195
Ltd. Brands, Inc. 5.25%, 11/01/14	530	490,430
7.60%, 7/15/37	85	83,999

		1,441,843

Consumer Non-Cyclical – 16.8%
Abbott Laboratories 4.35%, 3/15/14	715	676,941
Allergan Inc 5.75%, 4/01/16	520	524,448
Altria Group, Inc. 7.75%, 1/15/27	665	824,891
AmerisourceBergen Corp. 5.875%, 9/15/15	750	742,326
Anheuser-Busch Cos, Inc. 6.50%, 2/01/43	565	589,089
Archer-Daniels-Midland Co. 8.375%, 4/15/17	605	718,492
Avon Products, Inc. 7.15%, 11/15/09	350	365,225
Bristol-Myers Squibb Co. 6.875%, 8/01/97	495	514,718
Bunge Ltd. Finance Corp. 5.35%, 4/15/14	705	680,042
5.875%, 5/15/13	365	363,041
Clorox Co. 4.20%, 1/15/10	570	559,209
ConAgra Foods, Inc. 9.75%, 3/01/21	300	390,092
Fisher Scientific International, Inc. 6.125%, 7/01/15	635	631,561

10	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Fortune Brands, Inc. 5.125%, 1/15/11	$705	$701,598
HJ Heinz Finance Co. 6.00%, 3/15/12	135	137,785
Kraft Foods, Inc. 5.625%, 11/01/11	370	375,065
6.25%, 6/01/12	655	679,673
The Kroger Co. 7.50%, 4/01/31	435	490,319
Merck & Co. Inc 4.375%, 2/15/13	475	460,689
4.75%, 3/01/15	645	617,752
Reynolds American, Inc. 7.30%, 7/15/15	165	174,208
7.625%, 6/01/16	385	416,538
Safeway, Inc. 7.25%, 2/01/31	570	626,641
Sara Lee Corp. 3.875%, 6/15/13	340	313,582
Schering-Plough Corp. 5.55%, 12/01/13	585	587,393
Tyson Foods, Inc. 6.85%, 4/01/16	565	587,646
UST, Inc. 6.625%, 7/15/12	585	617,778
Wyeth 6.95%, 3/15/11	580	614,111

		14,980,853

Energy – 0.9%
Duke Capital LLC 8.00%, 10/01/19	155	176,683
Halliburton Co. 7.60%, 8/15/96(a)	240	272,109
The Premcor Refining Group, Inc. 7.50%, 6/15/15	340	354,284

		803,076

Services – 1.1%
The Western Union Co. 5.93%, 10/01/16	990	983,860

Technology – 3.9%
Electronic Data Systems Corp. Series B 6.50%, 8/01/13	680	688,577
International Business Machines Corp. 7.125%, 12/01/96	445	499,073
Motorola, Inc. 6.50%, 9/01/25-11/15/28	860	829,373
7.50%, 5/15/25	285	298,133

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	11

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Oracle Corp. and Ozark Holding, Inc. 5.00%, 1/15/11	$695	$695,793
Xerox Corp. 6.40%, 3/15/16	325	333,012
7.625%, 6/15/13	100	103,964

		3,447,925

Transportation - Airlines – 1.2%
Southwest Airlines Co. 5.25%, 10/01/14	550	530,168
6.50%, 3/01/12	555	574,745

		1,104,913

Transportation - Railroads – 0.6%
CSX Corp. 7.90%, 5/01/17	460	513,361

		45,779,481

Financial Institutions – 36.4%
Banking – 14.5%
Bank of America Corp. 5.875%, 2/15/09	105	105,710
The Bank of New York Mellon Corp. 3.40%, 3/15/13(b)	175	173,824
Bank One Texas 6.25%, 2/15/08	300	300,996
BankBoston NA 6.375%, 3/25/08	480	481,945
Citicorp 6.375%, 11/15/08	180	182,742
CitiFinancial, Inc. 6.25%, 1/01/08	80	80,117
Citigroup Global Markets Holdings, Inc. 6.50%, 2/15/08	510	512,002
Citigroup, Inc. 3.50%, 2/01/08	100	99,619
4.875%, 5/07/15	570	544,059
5.00%, 9/15/14	565	548,409
Comerica Bank 5.75%, 11/21/16	560	555,335
Credit Suisse USA, Inc. 5.125%, 8/15/15	550	535,047
Deutsche Bank Financial, Inc. 7.50%, 4/25/09	310	320,762
Fifth Third Capital Trust IV 6.50%, 4/15/37(b)	540	521,936
FleetBoston Financial Corp. 3.85%, 2/15/08	520	518,222
JP Morgan & Co. Inc/Old 6.00%, 1/15/09	530	536,352
JPMorgan Chase & Co. 5.375%, 1/15/14	515	513,725

12	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

KeyBank NA 6.50%, 4/15/08	$365	$370,181
MBNA Corp. 7.50%, 3/15/12	495	536,691
National City Bank/Cleveland OH 5.80%, 6/07/17	395	392,910
Popular North America, Inc. 4.25%, 4/01/08	340	338,554
Series MTNE 3.875%, 10/01/08	750	739,149
RBS Capital Trust I 4.709%, 7/01/13(b)	340	310,498
RBS Capital Trust III 5.512%, 9/30/14(b)	805	754,082
SouthTrust Corp. 5.80%, 6/15/14	500	503,459
UBS Preferred Funding Trust V Series 1 6.243%, 5/15/16(b)	555	548,633
Union Bank Of California 5.95%, 5/11/16	305	303,389
Wachovia Corp./Old 5.625%, 12/15/08	570	570,975
Washington Mutual Bank/Henderson NV 5.65%, 8/15/14	395	365,577
Washington Mutual, Inc. 4.20%, 1/15/10	14	13,563
4.625%, 4/01/14	585	507,600
Zions Bancorporation 5.50%, 11/16/15	155	148,665

		12,934,728

Brokerage – 7.1%
Ameriprise Financial, Inc. 5.65%, 11/15/15	200	197,441
The Bear Stearns Co, Inc. 5.55%, 1/22/17	575	537,576
The Goldman Sachs Group, Inc. 3.875%, 1/15/09	114	112,791
5.00%, 1/15/11	695	689,575
5.125%, 1/15/15	155	149,849
5.625%, 1/15/17	150	145,243
6.125%, 2/15/33	815	796,689
7.35%, 10/01/09	31	32,228
Lehman Brothers Holdings, Inc. 5.75%, 5/17/13	545	544,026
8.80%, 3/01/15	430	496,611
Merrill Lynch & Co. Inc. 4.79%, 8/04/10	110	108,449

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	13

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series MTNB 4.50%, 11/04/10	$650	$628,583
6.11%, 1/29/37	440	404,610
Morgan Stanley 5.05%, 1/21/11	535	531,909
5.30%, 3/01/13	160	158,044
6.75%, 4/15/11	595	621,755
7.25%, 4/01/32	130	144,726

		6,300,105

Finance – 6.8%
American Express Co. 6.80%, 9/01/66(b)	120	123,029
American General Finance Corp. Series MTNH 4.625%, 9/01/10	710	695,380
Capital One Financial Corp. 6.15%, 9/01/16	555	542,138
CIT Group, Inc. 5.40%, 2/13/12-3/07/13	965	921,258
Countrywide Financial Corp. 6.25%, 5/15/16	600	477,545
Countrywide Home Loans, Inc. 4.00%, 3/22/11	495	420,211
General Electric Capital Corp. 3.50%, 2/02/09	545	535,100
HSBC Finance Capital Trust IX 5.911%, 11/30/35(b)	570	545,047
HSBC Finance Corp. 6.75%, 5/15/11	600	626,087
8.00%, 7/15/10	455	486,044
iStar Financial, Inc. Series 1 5.875%, 3/15/16	175	154,963
Series B 5.95%, 10/15/13	535	496,020

		6,022,822

Insurance – 5.5%
Ace INA Holdings, Inc. 5.875%, 6/15/14	515	524,702
Aetna, Inc. 6.00%, 6/15/16	155	157,343
American International Group, Inc. 6.25%, 3/15/37	495	460,650
Assurant, Inc. 5.625%, 2/15/14	110	108,003
Fund American Cos, Inc. 5.875%, 5/15/13	635	628,567

14	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Genworth Financial, Inc. 6.15%, 11/15/66(b)	$575	$536,527
Hartford Financial Services Group, Inc. 6.10%, 10/01/41	330	318,544
Humana, Inc. 6.45%, 6/01/16	215	219,665
Lincoln National Corp. 7.00%, 5/17/66(b)	750	770,343
Marsh & McLennan Cos, Inc. 5.15%, 9/15/10	295	294,612
The Travelers Cos, Inc. 6.25%, 6/20/16	230	238,116
UnitedHealth Group, Inc. 3.30%, 1/30/08	635	632,774

		4,889,846

REITS – 2.5%
ERP Operating LP 5.25%, 9/15/14	560	539,511
Health Care Property Investors, Inc. 5.65%, 12/15/13	585	566,274
Health Care REIT, Inc. 6.20%, 6/01/16	585	564,151
Simon Property Group LP 5.625%, 8/15/14	575	570,988

		2,240,924

		32,388,425

Utility – 5.4%
Electric – 4.2%
Carolina Power & Light Co. 5.95%, 3/01/09	226	228,191
Constellation Energy Group, Inc. 4.55%, 6/15/15	140	128,625
The Detroit Edison Co. 6.125%, 10/01/10	420	433,650
Dominion Resources, Inc./VA 7.50%, 6/30/66(b)	720	740,202
Exelon Corp. 4.45%, 6/15/10	295	289,937
Midamerican Energy Co. 4.65%, 10/01/14	575	548,188
Nisource Finance Corp. 5.40%, 7/15/14	710	694,602
6.15%, 3/01/13	130	134,002
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67(b)	540	521,056

		3,718,453

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	15

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Natural Gas – 1.2%
Colorado Interstate Gas Co. 6.80%, 11/15/15	$115	$119,390
Energy Transfer Partners LP 6.125%, 2/15/17	535	528,066
Enterprise Products Operating LP 7.50%, 2/01/11	360	381,801
Kinder Morgan Energy Partners LP 7.40%, 3/15/31	95	102,903

		1,132,160

		4,850,613

Total Corporates – Investment Grades (cost $84,230,193)		83,018,519

U.S. TREASURIES – 4.0%
U.S. Treasury Bonds 4.50%, 2/15/36	990	950,400
5.00%, 5/15/37	2,530	2,630,608

Total U.S. Treasuries (cost $3,468,567)		3,581,008

CORPORATES - NON-INVESTMENT GRADES – 0.7%
Industrial – 0.7%
Basic – 0.7%
Temple-Inland, Inc. 7.875%, 5/01/12 (cost $619,198)	575	626,167

Total Investments – 97.9% (cost $88,317,958)		87,225,694
Other assets less liabilities – 2.1%		1,855,014

Net Assets – 100.0%		$89,080,708

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the market value of this security amounted to $272,109 or 0.3% of net assets.

(b)	Variable rate coupon, rate shown as of October 31, 2007.

See notes to financial statements.

16	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $88,317,958)	$87,225,694
Cash	658,740
Interest receivable	1,372,021
Receivable for shares of beneficial interest sold	55,031

Total assets	89,311,486

Liabilities
Dividends payable	138,607
Payable for shares of beneficial interest redeemed	92,171

Total liabilities	230,778

Net Assets	$89,080,708

Composition of Net Assets
Shares of beneficial interest, at par	$91
Additional paid-in capital	90,727,855
Accumulated net realized loss on investment transactions	(554,974)
Net unrealized depreciation of investments	(1,092,264)

$89,080,708

Net Asset Value Per Share — unlimited shares of beneficial interest authorized, $.00001 par value (based on 9,141,841 common shares outstanding)	$9.74

See	notes to financial statements.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	17

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment Income
Interest	$2,536,963

Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions	(564,675)
Net change in unrealized appreciation/depreciation of investments	(735,756)

Net loss on investment transactions	(1,300,431)

Net Increase in Net Assets from Operations	$1,236,532

See notes to financial statements.

18	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2007 (unaudited)	December 11, 2006(a) to April 30, 2007
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,536,963	$1,736,913
Net realized gain (loss) on investment transactions	(564,675)	9,701
Net change in unrealized appreciation/depreciation of investments	(735,756)	(356,508)

Net increase in net assets from operations	1,236,532	1,390,106
Dividends to Shareholders from
Net investment income	(2,536,963)	(1,736,913)
Transactions in Shares of Beneficial Interest
Net increase	1,254,234	89,373,712

Total increase (decrease)	(46,197)	89,026,905
Net Assets
Beginning of period	89,126,905	100,000

End of period (including undistributed net investment income of $0 and $0, respectively)	$89,080,708	$89,126,905

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	19

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2007 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Corporate Shares (the “Trust”) was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated January 26, 2004. The Trust is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company. The Trust operates as a “series” company currently having one separate portfolio: AllianceBernstein Corporate Income Shares (the “Portfolio”). AllianceBernstein Corporate Income Shares is considered to be a separate entity for financial reporting and tax purposes. The Portfolio commenced investment operations on December 11, 2006. Prior to the commencement of investment operations on December 11, 2006, the Portfolio had no operations other than the sale to the Adviser of 10,000 Portfolio shares for $10 each for the aggregate amount of $100,000 on May 17, 2006.

Shares of the Portfolio are offered exclusively to holders of accounts established under wrap-free programs sponsored and maintained by certain registered investment advisers approved by the Adviser. The Portfolio’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing

20	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	21

Notes to Financial Statements

4. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Portfolio pays no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervisions of the Portfolio’s Board of Trustees. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Portfolio for, office space, facilities and equipment, services of executive and other personnel of the Portfolio and certain administrative services.

The Portfolio has entered into a Distribution Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., the Portfolio’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Portfolio’s shares, which are sold at their net asset value without any sales charge. The Underwriter receives no fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), an indirect wholly-owned subsidiary of the Adviser, acts as the Portfolios’ registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders. ABIS receives no fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2007 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$14,766,810	$14,475,747
U.S. government securities	9,355,196	8,417,077

22	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$325,058
Gross unrealized depreciation	(1,417,322)

Net unrealized depreciation	$(1,092,264)

NOTE D

Capital Stock

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2007 (unaudited)	December 11, 2006(a) to April 30, 2007	Six Months Ended October 31, 2007 (unaudited)	December 11, 2006(a) to April 30, 2007

Class A
Shares sold	1,793,248	11,158,611	$17,360,502	$110,808,510

Shares redeemed	(1,660,739)	(2,159,279)	(16,106,268)	(21,434,798)

Net increase	132,509	8,999,332	$1,254,234	$89,373,712

(a)	Commencement of operations.

NOTE E

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk — Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Indemnification Risk — In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	23

Notes to Financial Statements

NOTE F

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2008 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended April 30, 2007 were as follows:

2007
Distributions paid from:
Ordinary income	$1,736,913

Total taxable distributions	1,736,913

Total distributions paid	$1,736,913

As of April 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$135,466
Unrealized appreciation/(depreciation)	(370,639	)(a)

Total accumulated earnings/(deficit)	$(235,173	)(b)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(b)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

NOTE G

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. All state court

24	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding (“MOU”) containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE H

Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	25

Notes to Financial Statements

beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. On October 31, 2007, the Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes,” and determined that there was no effect on the financial statements.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

26	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The Period

	Six Months Ended October 31, 2007 (unaudited)	December 11, 2006(a) to April 30, 2007
Net asset value, beginning of period	$ 9.89	$ 10.00

Income From Investment Operations
Net investment income(b)	.28	.21
Net realized and unrealized loss on investment transactions	(.15)	(.11)

Net increase in net asset value from operations	.13	.10

Less: Dividends
Dividends from net investment income	(.28)	(.21)

Net asset value, end of period	$ 9.74	$ 9.89

Total Return
Total investment return based on net asset value(c)	1.38%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,081	$89,127
Ratio to average net assets of:
Net investment income(d)	5.74%	5.58%
Portfolio turnover rate	27%	33%

(a)	Commencement of operations.

(b)	Based on average shares outstanding

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	27

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman

Marc O. Mayer, President and Chief Executive Officer

David H. Dievler(1)

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Andrew M. Aran(2), Senior Vice President

John J. Kelley(2), Senior Vice President

Ranjani Nagaswami, Senior Vice President

Douglas J. Peebles, Senior Vice President

Jeffrey S. Phlegar(2), Senior Vice President

Lawrence J. Shaw(2), Senior Vice President

Shawn E. Keegan(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Thomas R. Manley, Controller

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004 Independent Registered Public Accounting Firm KPMG LLP 345 Park Avenue New York, NY 10154

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	Messrs. Andrew M. Aran, Shawn E. Keegan, John J. Kelley, Jeffrey S. Phlegar, and Lawrence J. Shaw are the investment professionals primarily responsible for the day-to-day management of the Fund’s portfolio.

28	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Board of Trustees

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Corporate Shares (the “Trust”) with respect to AllianceBernstein Corporate Income Shares (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 Act (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

PORTFOLIO’S EXEMPTION FROM ADVISORY FEES OR EXPENSES

The Adviser proposed that the Portfolio pays no advisory fee to the Adviser for receiving the services to be provided pursuant to the Investment Advisory Agreement. The Trust is designed to serve the needs of the Adviser’s separately managed account (“SMA”) clients. Since SMA clients pay their wrap program provider a unitary fee for managing all investments of their portfolio, the Portfolio will not pay an advisory fee. The Adviser will also reimburse the

1	It should be noted that the Senior Officer’s evaluation was completed on October 18, 2007.

2	Future references to the Portfolio do not include “AllianceBernstein.”

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	29

Portfolio for all of its other operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowed money.

The Portfolio, which offers only one no-load class of shares, is distributed through its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”). Since the Portfolio is reimbursed by the Adviser for its operating expenses, the Portfolio does not have a distribution plan pursuant to Rule 12b-1 under the 40 Act. Set forth below are the Portfolio’s annual operating expenses in percentages:

Annual Operating Expenses	%
Advisory Fees[3]	0.35%
Distribution Fees	0.00%
Other Expenses	0.00%
Fee Waiver/Reimbursements	-0.35%

Net Expenses	0.00%

I. ADVISORY	FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for investment companies are more costly than those for institutional client assets due to the greater complexities and time required for investment companies. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if the fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

3	This amount reflects the portion of the wrap fee the expected initial client is expected to pay to the Adviser for managing and bearing all expenses of the Portfolio.

30	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolio. However, with respect to the Portfolio, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a substantially similar investment style as the Portfolio.

The Adviser manages AllianceBernstein Bond Fund, Inc. – Intermediate Bond Portfolio, a retail mutual fund that has a somewhat similar investment strategy as the Portfolio. Set forth below is the fee schedule of AllianceBernstein Bond Fund, Inc. – Intermediate Bond Portfolio:

Portfolio	AllianceBernstein Mutual Fund	Fee Schedule
Corporate Income Shares Portfolio	AllianceBernstein Bond Fund, Inc. – Intermediate Bond Portfolio	45 bp on 1st $2.5 billion 40 bp on next $2.5 billion 35 bp on the balance

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fee arrangements for the Portfolio with those for other investment companies receiving similar services from other investment advisers. Each peer selected by Lipper had a similar fee arrangement as that of the Portfolio. The net of the management fees4 plus other expenses incurred, and subsequently fully reimbursed by the investment adviser, for each of the Portfolio’s peers ranged from 32 to 40 basis points.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

4	“Management Fee” is the fee attributable to the management and bearing of expenses of the funds (not the management of the wrap fee program). In each case the advisory contract provides for an advisory or management fee of zero.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	31

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Adviser did not report historical profitability information for the Portfolio since the Portfolio commenced operations late in December 2006.

V.	POSSIBLE ECONOMIES OF SCALE

Although the Portfolio does not pay the Adviser an advisory fee, it is still worth considering information on possible economies of scale. The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,5 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli6 study on advisory fees and various fund characteristics. The preliminary results of the updated study, based on more recent data and using Lipper classifications, were found to be consistent with the results of the original study. The independent consultant observed patterns of lower advisory fees for funds with higher levels of assets and funds from larger family sizes compared to funds with smaller asset levels and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIO.

With assets under management of $813 billion as of September 30, 2007, the Adviser has the investment experience to manage the portfolio assets of the Portfolio and provide non-investment services (described in Section II) to the Portfolio.

5	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

6	The Deli study was originally published in 2002 based on 1997 data.

32	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

The information below, prepared by Lipper, shows the since inception gross performance return of the Portfolio relative to its Lipper Performance Universe (“PU”) for the period ended July 31, 2007:

	Portfolio Return (%)	PU Median (%)	PU Rank
Since Inception[7]	0.97	1.74	19/23

Set forth below are the since inception8 net performance returns of the Portfolio (in bold) and its benchmark:9

Periods Ending July 31, 2007 Annualized Performance Since Inception (%)
Corporate Income Shares	-0.07
Lehman Brothers U.S. Credit Index	1.11

Inception	Date: December 11, 2006

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the Investment Advisory Agreement for the Portfolio is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion with respect to the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 26, 2007

7	Nearest month end after inception date.

8	The benchmark since inception performance returns is from the nearest month-end after the Portfolio’s inception date. In contrast to the benchmarks, the Portfolio’s since inception performance return is from the Portfolio’s actual inception date.

9	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2007.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	33

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Mid-Cap Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Global & International

Global Health Care Fund

Global Research Growth Fund

Global Technology Fund

Greater China ‘97 Fund

International Growth Fund

International Research Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid-Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund*

Global Value Fund

International Value Fund

Taxable Bond Funds

Corporate Bond Portfolio

Diversified Yield Fund*

Emerging Market Debt Fund

Global Bond Fund*

High Yield Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Insured National Arizona California Insured California Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

All-Market Advantage Fund

AllianceBernstein Global High Income Fund*

AllianceBernstein Income Fund*

AllianceBernstein National Municipal Income    Fund*

ACM Managed Dollar Income Fund

California Municipal Income Fund

New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to January 26, 2007, AllianceBernstein Global High Income Fund was named Alliance World Dollar Government Fund II and AllianceBernstein Income Fund was named ACM Income Fund. Prior to March 1, 2007, Global Real Estate Investment Fund was named Real Estate Investment Fund. Prior to May 18, 2007, AllianceBernstein National Municipal Income Fund was named National Municipal Income Fund. Prior to November 5, 2007, Diversified Yield Fund was named Global Strategic Income Trust and Global Bond Fund was named Global Government Income Trust.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

34	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	35

NOTES

36	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

CIS-0152-1007

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

3

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 27, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 27, 2007